Merger Agreement (Lazy Days' R.V. Center, Inc.)	12 Months Ended
Dec. 31, 2017
Lazydays' RV Center Inc [Member]
Merger Agreement

NOTE 3 – MERGER AGREEMENT

On October 27, 2017, the Company entered into a Merger Agreement (the “Merger Agreement”) by and among Andina Acquisition Corp. II, a Cayman Islands exempted company (“Andina”), Andina II Holdco Corp., a Delaware corporation and wholly owned subsidiary of Andina (“Holdco”) and Andina II Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Holdco (“Merger Sub”).

The Merger Agreement provides for a business combination transaction by means of (i) the merger of Andina with and into Holdco, with Holdco surviving and becoming a new public company (the “Redomestication Merger”) and (ii) the merger of the Company with and into Merger Sub with the Company surviving and becoming a direct wholly owned subsidiary of Holdco (the “Transaction Merger” and together with the Redomestication Merger, the “Mergers”). As a result of the Mergers, the Company’s stockholders and the shareholders of Andina will become stockholders of Holdco.

Under the Merger Agreement, upon consummation of the Redomestication Merger, (i) each ordinary share of Andina will be exchanged for one share of common stock of Holdco (“ Holdco Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) shall be entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina right will entitle the holder to receive one-seventh of a Holdco Share and (iii) each Andina warrant will entitle the holder to purchase one-half of one Holdco Share at a price of $11.50 per whole share. Upon consummation of the Transaction Merger, the Company’s stockholders (the “Stockholders”) will receive their pro rata portion of: (i) 2,857,143 Holdco Shares; and (ii) $85,000 in cash, subject to adjustments based on the Company’s working capital and debt as of closing and also subject to any such Holdco Shares and cash that are issued and paid to the Company’s option holders and participants under the Transaction Incentive Plan.

The Mergers were consummated on March 15, 2018 upon shareholder approval and the fulfillment of certain other conditions as described in the Merger Agreement. Holdco is a new public entity and has changed its name to “Lazydays Holdings, Inc.” The Company completed its initial working capital computation, and as a result, $86,741 in cash was paid to the former owners of Lazydays.